Income Taxes - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Income Tax Contingency [Line Items]
Effective tax rate	(109.00%)	16.00%	(76.00%)	(10.00%)
Valuation allowances decreased			$ (99)
Liability uncertain tax positions would impact the effective tax rate	$ 27		8
Accrued potential interest and penalties	17		6
Decrease in unrecognized tax benefits			(2)
U.S.
Income Tax Contingency [Line Items]
Net operating loss carryforwards	$ 313		$ 213